STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended						191 Months Ended	194 Months Ended	200 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2013
Stockholders Equity [Line Items]
Preferred Stock, shares authorized							100,000,000						100,000,000
Preferred stock dividend	$ 525,148	$ 586,417	$ 629,725	$ 663,917	$ 1,728,053	$ 1,870,846	$ 2,511,412	$ 3,087,044					$ 10,922,035		$ 12,650,088
Preferred stock, additional shares available for issuance							87,800,000
Preferred stock, par value							$ 1						$ 1
Preferred stock dividends		0
Preferred stock, shares reserved for future issuance							15,600,000						15,600,000
Common Stock, shares authorized	800,000,000	800,000,000			800,000,000		500,000,000	500,000,000					500,000,000	800,000,000	800,000,000
Common Stock, Par Value	$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001
Expected volatility rate		28.00%			28.00%		28.00%
Expected dividends		0.00%			0.00%		0.00%
Risk free interest rate, minimum		0.80%			0.80%		0.00%
Risk free interest rate, maximum		1.90%			1.90%		1.90%
Aggregate intrinsic value of options outstanding and exercisable	842,000	1,130,000			842,000		1,369,000						1,369,000	1,130,000	842,000
Unrecognized compensation cost related to stock option	104,000	115,000			104,000		54,103						54,103	115,000	104,000
Unrecognized compensation costs related to stock options weighted average period of recognition		2 years 1 month 21 days			1 year 6 months 18 days
Non-vested options expected to vest		1,050,000
Grant date fair value of these unvested options		50,400												50,400
Conversion of convertible notes to common share		1,226,042		395,154	1,226,042	6,852,088		1,515,130					11,949,449	13,175,491	13,175,491
Number of common stock issued in exchange for convertible notes		9,739,912			9,739,912
Purchase agreement, amount of shares	8,500,000	8,500,000			8,500,000									8,500,000	8,500,000
Period for purchase of common stock under agreement		32 months			32 months
Amount of shares that can be sold as often as every two business days		50,000			50,000
Issuance price of common stock per share		$ 0.10			$ 0.10
Number of business days in which up to $50,000 amount of stock can be sold		2 days			2 years
Proceeds from issuance of common stock													400,490		400,490
Number of shares to be purchased	26,437,617	22,307,046			26,437,617		22,307,046						22,307,046	22,307,046	26,437,617
Weighted-average fair value of options granted							$ 0.05	$ 0.055
Exercise price, lower limit							$ 0.04
Exercise price, upper limit							$ 41.47
Options exercisable							29,273						29,273
Exercisable - weighted average exercise price							$ 0.26						$ 0.26
Shares called by options							890,000	890,000					890,000
Stock-based compensation expense		225,900			300,000		63,100	865,500
Remaining value under purchase agreement		4,550,000
2013 Stock Option Plan [Member]
Stockholders Equity [Line Items]
Non-vested options expected to vest					10,305,000
Grant date fair value of these unvested options	284,000				284,000										284,000
Maximum [Member]
Stockholders Equity [Line Items]
Exercise price	$ 0.129	$ 0.168			$ 0.129		$ 0.168						$ 0.168	$ 0.168	$ 0.129
Expected life		10 years			10 years		10 years
Minimum [Member]
Stockholders Equity [Line Items]
Exercise price	$ 0.106	$ 0.106			$ 0.106		$ 0.129						$ 0.129	$ 0.106	$ 0.106
Expected life		5 years			5 years		5 years
Research and development [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense							13,228	49,900
General and administrative [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense							444,200	421,300
Additional Commitment Fee [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share		$ 0.108
Issuance of common stock for cash, shares		4,154,435
Proceeds from issuance of common stock		450,000
Fair value of stock issued as commitment fee		10,000
Common Stock [Member]
Stockholders Equity [Line Items]
Preferred stock dividends
Issuance of common stock for cash, shares					14,842,328		28,460,908	17,335,942	7,174,186			240,929
Issuance of common stock for commitment fee					500,000
Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share					$ 0.110
Issuance of common stock for cash, shares							28,460,908	17,335,942	1,153,846
Proceeds from issuance of common stock					1,600,000
Common stock shares to be issued	1,429,000				1,429,000										1,429,000
Fair value of stock issued as commitment fee					34,000
Additional shares issued					308,000
Remaining value under purchase agreement					3,400,000
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Amount of shares that can be sold as often as every two business days							50,000
Issuance price of common stock per share							$ 0.179
Lincoln Park Capital Fund, LLC [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share							$ 1.29
Lincoln Park Capital Fund, LLC [Member] | Additional Commitment Fee [Member]
Stockholders Equity [Line Items]
Purchase agreement, amount of shares	1,634,615				1,634,615										1,634,615
Subsequent Event [Member]
Stockholders Equity [Line Items]
Common Stock, shares authorized		800,000,000												800,000,000
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share		$ 0.108
Issuance of common stock for cash, shares		4,154,436
Proceeds from issuance of common stock		450,000
Additional shares issued		86,535
Preferred Stock A [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized	12,000,000				12,000,000		12,000,000	12,000,000					12,000,000		12,000,000
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001	$ 0.001					$ 0.001		$ 0.001
Number of preferred shares converted					0	3,003	3,003	4,645,411					9,558,112		9,558,112
Preferred Stock A [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Issuance of common stock for cash, shares		39,851
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, conversion price							$ 0.035
Preferred stock, par value							$ 100						$ 100
Preferred stock, dividend rate							10.00%
Damages, as a percentage of purchase price							2.00%
Issuance of shares of stock as a dividend							6,780.79	6,283.41
Fair value of stock dividend							2,493,930	3,015,020
Number of preferred shares converted					198.27	140.87	140.87	1,823.18					22,576.18		22,774.45
Series B Preferred Stock [Member] | Event of Default [Member]
Stockholders Equity [Line Items]
Preferred stock, dividend rate							20.00%
Threshold amount of judgement loss that triggers default status							$ 100,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Issuance of common stock for cash, shares		1,801.83